Significant Accounting Policies - Summary of Changes in Shares (Detail) - USD ($)	3 Months Ended	4 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Summary of Changes in The Shares Issued and Outstanding [Line Items]
Beginning Balance (in Shares)	100,000	0
Beginning Balance	$ 2,500,000	$ 0
Creation of Shares (in Shares)	1,750,000	1,850,000
Creation of Shares	$ 41,330,012	$ 43,830,012
Redemption of Shares (in Shares)	0	0
Redemption of Shares	$ 0	$ 0
Ending Balance (in Shares)	1,850,000	1,850,000
Ending Balance	$ 43,830,012	$ 43,830,012